Schedule of Investments(a)
September 30, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–93.90%
Aerospace & Defense–1.71%
General Dynamics Corp.	31,505	$5,756,908
Raytheon Co.	13,767	2,700,948
		8,457,856
Air Freight & Logistics–1.11%
United Parcel Service, Inc., Class B	45,505	5,452,409
Apparel Retail–1.24%
TJX Cos., Inc. (The)	109,626	6,110,553
Apparel, Accessories & Luxury Goods–0.46%
Columbia Sportswear Co.	23,538	2,280,597
Asset Management & Custody Banks–0.60%
Federated Investors, Inc., Class B	91,442	2,963,635
Brewers–3.22%
Anheuser-Busch InBev S.A./N.V. (Belgium)	68,246	6,497,018
Heineken N.V. (Netherlands)	86,894	9,396,257
		15,893,275
Construction Machinery & Heavy Trucks–0.91%
Cummins, Inc.	27,706	4,506,935
Consumer Finance–1.35%
American Express Co.	56,162	6,642,841
Data Processing & Outsourced Services–1.18%
Automatic Data Processing, Inc.	35,921	5,798,368
Diversified Chemicals–0.63%
BASF S.E. (Germany)	44,670	3,124,836
Electric Utilities–12.06%
American Electric Power Co., Inc.	85,145	7,977,235
Duke Energy Corp.	66,142	6,340,372
Entergy Corp.	140,559	16,496,004
Exelon Corp.	240,555	11,621,212
PPL Corp.	357,376	11,253,770
SSE PLC (United Kingdom)	380,765	5,833,832
		59,522,425
Electrical Components & Equipment–1.65%
ABB Ltd. (Switzerland)	279,083	5,481,547
Emerson Electric Co.	39,834	2,663,301
		8,144,848
Fertilizers & Agricultural Chemicals–0.55%
Nutrien Ltd. (Canada)	54,753	2,727,628
Food Distributors–1.26%
Sysco Corp.	78,520	6,234,488
Shares		Value
General Merchandise Stores–1.40%
Target Corp.	64,383	$6,883,187
Health Care Equipment–0.32%
Stryker Corp.	7,376	1,595,429
Household Products–5.24%
Kimberly-Clark Corp.	76,127	10,813,840
Procter & Gamble Co. (The)	121,113	15,064,035
		25,877,875
Industrial Conglomerates–1.06%
Siemens AG (Germany)	48,596	5,207,720
Industrial Machinery–2.36%
Flowserve Corp.	193,827	9,053,659
Pentair PLC	68,862	2,602,984
		11,656,643
Integrated Oil & Gas–3.52%
Royal Dutch Shell PLC, Class B (United Kingdom)	59,723	1,754,485
Suncor Energy, Inc. (Canada)	202,317	6,381,724
TOTAL S.A. (France)	177,108	9,220,227
		17,356,436
Integrated Telecommunication Services–4.52%
AT&T, Inc.	353,528	13,377,500
BT Group PLC (United Kingdom)	1,779,909	3,910,842
Deutsche Telekom AG (Germany)	300,241	5,040,302
		22,328,644
IT Consulting & Other Services–0.37%
International Business Machines Corp.	12,658	1,840,726
Motorcycle Manufacturers–1.23%
Harley-Davidson, Inc.	168,744	6,069,722
Multi-line Insurance–3.35%
Hartford Financial Services Group, Inc. (The)	272,803	16,534,590
Multi-Utilities–6.07%
Consolidated Edison, Inc.	85,806	8,106,093
Dominion Energy, Inc.	148,240	12,013,370
Sempra Energy	66,792	9,859,167
		29,978,630
Oil & Gas Equipment & Services–0.77%
Baker Hughes, a GE Co., Class A	163,198	3,786,194
Oil & Gas Exploration & Production–1.28%
ConocoPhillips	110,420	6,291,732
Packaged Foods & Meats–9.89%
Campbell Soup Co.	215,884	10,129,277

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Dividend Fund

Shares		Value
Packaged Foods & Meats–(continued)
Danone S.A. (France)	42,500	$3,743,228
General Mills, Inc.	289,866	15,977,414
Kraft Heinz Co. (The)	96,897	2,706,818
Mondelez International, Inc., Class A	172,453	9,540,100
Nestle S.A. (Switzerland)	62,165	6,743,292
		48,840,129
Paper Packaging–2.18%
Avery Dennison Corp.	21,406	2,431,080
International Paper Co.	115,671	4,837,361
Sonoco Products Co.	60,035	3,494,637
		10,763,078
Personal Products–1.42%
L’Oreal S.A. (France)	25,057	7,021,183
Pharmaceuticals–6.85%
Bayer AG (Germany)	95,057	6,702,176
Bristol-Myers Squibb Co.	129,512	6,567,553
Eli Lilly and Co.	64,106	7,168,974
Johnson & Johnson	39,719	5,138,844
Merck & Co., Inc.	97,837	8,235,919
		33,813,466
Property & Casualty Insurance–1.85%
Travelers Cos., Inc. (The)	61,524	9,148,004
Regional Banks–7.20%
Comerica, Inc.	39,848	2,629,569
Cullen/Frost Bankers, Inc.	37,397	3,311,504
Fifth Third Bancorp	160,460	4,393,395
KeyCorp	92,492	1,650,057
Shares		Value
Regional Banks–(continued)
M&T Bank Corp.	62,475	$9,869,176
PNC Financial Services Group, Inc. (The)	43,498	6,096,680
Zions Bancorp. N.A.	170,617	7,595,869
		35,546,250
Restaurants–0.41%
Darden Restaurants, Inc.	16,924	2,000,755
Soft Drinks–2.83%
Coca-Cola Co. (The)	256,771	13,978,613
Specialized REITs–1.45%
Weyerhaeuser Co.	258,977	7,173,663
Specialty Chemicals–0.40%
DuPont de Nemours, Inc.	27,279	1,945,265
Total Common Stocks & Other Equity Interests (Cost $357,187,070)		463,498,628
Money Market Funds–6.03%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(b)	10,422,820	10,422,820
Invesco Liquid Assets Portfolio, Institutional Class, 1.98%(b)	7,444,891	7,447,125
Invesco Treasury Portfolio, Institutional Class, 1.79%(b)	11,911,794	11,911,794
Total Money Market Funds (Cost $29,780,714)		29,781,739
TOTAL INVESTMENTS IN SECURITIES–99.93% (Cost $386,967,784)		493,280,367
OTHER ASSETS LESS LIABILITIES—0.07%		364,647
NET ASSETS–100.00%		$493,645,014
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2019.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
10/28/2019	Bank Of America N.A.	EUR	9,886,702	USD	10,956,147	$159,017
10/28/2019	Citibank N.A.	EUR	217,564	USD	241,042	3,444
10/28/2019	JP Morgan Chase Bank N.A.	EUR	9,886,686	USD	10,956,900	159,788
Total Forward Foreign Currency Contracts						$322,249

Abbreviations:
EUR	– Euro
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Dividend Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$383,821,683	$79,676,945	$—	$463,498,628
Money Market Funds	29,781,739	—	—	29,781,739
Total Investments in Securities	413,603,422	79,676,945	—	493,280,367
Other Investments - Assets*
Forward Foreign Currency Contracts	—	322,249	—	322,249
Total Investments	$413,603,422	$79,999,194	$—	$493,602,616

*	Unrealized appreciation.
Invesco V.I. Diversified Dividend Fund